UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 3/31/2009

Check here if Amendment |_|; Amendment Number:

This Amendment (Check only one.):                |_| is a restatement.
                                                 |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

                                 Name:    TowerView LLC
                                 Address: 500 PARK AVENUE
                                          NY, NY 10022

                                 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission. Person Signing this Report on Behalf of Reporting Manager:

Name: ROBERT M. BURNAT
Title:
Phone: 212-935-6655

Signature,                               Place,             and Date of Signing:

/s/ Robert M. Burnat                     New York, NY       April 17, 2009
-----------------------------------      ----------------   --------------------

Report Type (Check only one.):
                                         |X|  13F HOLDINGS REPORT.
                                         |_|  13F NOTICE.
                                         |_|  13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:       0

Form 13F Information Table Entry Total:  38

Form 13F Information Table Value Total:  78,266,000


List of Other Included Managers:         NONE

                                  TITLE OF              VALUE       SHARES/  SH/ PUT/  INVSTMT    OTHER     VOTING AUTHORITY
    NAME OF ISSUER                 CLASS      CUSIP    (x1000)      PRN AMT  PRN CALL  DSCRETN   MANAGERS  SOLE    SHARED  NONE
-----------------------           --------  ---------  --------     -------  --- ----  -------  ---------  -----   ------  ----
AMERICAN EXPRESS CO. CMN          COM       025816109    136,000      10,000  SH       Sole       None    Sole
AMERICAN GREETINGS CORPORATION
 CMN CLASS A                      COM       026375105 15,306,000   3,025,000  SH       Sole       None    Sole
BASSETT FURNITURE CMN             COM       070203104  1,106,000     570,000  SH       Sole       None    Sole
CORN PRODUCTS INTL INC CMN        COM       219023108  1,166,000      55,000  SH       Sole       None    Sole
COX RADIO INC CL-A CMN CLASS A    COM       224051102  4,697,000   1,145,500  SH       Sole       None    Sole
CUMULUS MEDIA INC CMN CLASS A     COM       231082108    166,000     164,212  SH       Sole       None    Sole
DRUGSTORE.COM INC CMN             COM       262241102     36,000      30,390  SH       Sole       None    Sole
EMMIS COMMUNICATIONS CORP
 CL-A CLASS A                     COM       291525103    507,000   1,300,000  SH       Sole       None    Sole
FINISH LINE INC CL-A CMN CLASS A  COM       317923100  1,925,000     290,800  SH       Sole       None    Sole
FISHER COMMUNICATIONS INC CMN     COM       337756209  7,570,000     775,600  SH       Sole       None    Sole
FLAMEL TECHNOLOGIES SPON ADR
 SPONSORED ADR CMN                COM       338488109    180,000      30,000  SH       Sole       None    Sole
FRONTIER OIL CORP CMN             COM       35914P105    849,000      66,400  SH       Sole       None    Sole
G-III APPAREL GROUP, LTD. CMN     COM       36237H101     83,000      15,000  SH       Sole       None    Sole
GENENTECH INC. CMN                COM       368710406  4,749,000      50,000  SH       Sole       None    Sole
GRIFFIN LAND & NURSERIES CMN      COM       398231100  2,260,000      64,570  SH       Sole       None    Sole
GYRODYNE CO AMER CMN              COM       403820103    717,000      30,965  SH       Sole       None    Sole
H&E EQUIPMENT SERVICES INC CMN    COM       404030108    328,000      50,000  SH       Sole       None    Sole
HEARST-ARGYLE TEL INC CMN         COM       422317107    624,000     150,000  SH       Sole       None    Sole
HELIX ENERGY SOLUTNS GROUP
 INC CMN                          COM       42330P107    463,000      90,000  SH       Sole       None    Sole
I-MANY INC CMN                    COM       44973Q103     80,000     319,900  SH       Sole       None    Sole
JOHNSON OUTDOORS INC CMN CLASS A  COM       479167108  4,727,000     936,000  SH       Sole       None    Sole
JONES APPAREL GROUP, INC. CMN     COM       480074103    633,000     150,000  SH       Sole       None    Sole
KHD HUMBOLDT WEDAG INTL LTD CMN   COM       482462108     90,000      13,000  SH       Sole       None    Sole
LIMITED BRANDS, INC. CMN          COM       532716107    435,000      50,000  SH       Sole       None    Sole
MDC PARTNERS INC CMN CLASS A
 SUB VTG                          COM       552697104     53,000      15,915  SH       Sole       None    Sole
MYERS INDS INC CMN                COM       628464109     59,000       9,600  SH       Sole       None    Sole
NORTHWESTERN CORPORATION CMN      COM       668074305 11,384,000     530,000  SH       Sole       None    Sole
ORTHOVITA INC CMN                 COM       68750U102    987,000     368,400  SH       Sole       None    Sole
PHH CORPORATION CMN               COM       693320202    141,000      10,000  SH       Sole       None    Sole
REALNETWORKS, INC. COMMON STOCK   COM       75605L104  1,631,000     700,000  SH       Sole       None    Sole
SAGA COMMUNICATION, INC. CMN
 CLASS A                          COM       786598300  1,713,000     449,700  SH       Sole       None    Sole
SAKS INCORPORATED CMN             COM       79377W108    399,000     213,200  SH       Sole       None    Sole
SOAPSTONE NETWORKS INC CMN        COM       833570104    788,000     220,242  SH       Sole       None    Sole
TECHNOLOGY SOLUTIONS COMPANY
 CMN                              COM       87872T207    304,000     132,226  SH       Sole       None    Sole
TECUMSEH PRODUCTS CO CLASS B      COM       878895101    236,000      46,500  SH       Sole       None    Sole
TECUMSEH PRODUCTS CO CL-A CMN
 CLASS A                          COM       878895200      5,000       1,135  SH       Sole       None    Sole
TEJON RANCH CO CMN                COM       879080109 11,691,000     565,600  SH       Sole       None    Sole
URANIUM RESOURCES INC CMN         COM       916901507     42,000      90,000  SH       Sole       None    Sole